Trade and other payables (Details) - CAD ($)	Aug. 31, 2022	Aug. 31, 2021
Trade and other payables.
Trade payable	$ 737,946	$ 560,870
Sales taxes payable	21,547	34,076
Government remittances	9,450	46,030
Salaries and vacation payable	261,388	207,078
Trade and other payables	$ 1,030,331	$ 848,054